Pension and Other Employee Benefit Plans (Fair Value of Plan Assets by Asset Category) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Equity securities held in the employee retirement benefit trusts	¥ 1,956,619	¥ 2,032,215	¥ 2,114,011
Equity securities | Common stocks
Defined Benefit Plan Disclosure [Line Items]
Equity securities held in the employee retirement benefit trusts	907,000	1,018,000
Equity securities | Common stocks | Japan
Defined Benefit Plan Disclosure [Line Items]
Equity securities held in the employee retirement benefit trusts	¥ 907,000	¥ 1,018,000